CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (7,798,760)	$ 5,598,086
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation cost paid by Sponsor in exchange for issuance of founder shares	5,000	0
Change in fair value of warrant liabilities	6,829,174	(9,425,504)
Transaction costs	807,424	0
Interest earned on marketable investments held in Trust Account	(2,030)	(20,498)
Changes in operating assets and liabilities:
Prepaid expenses	(295,658)	286,491
Accrued expenses	126,944	2,658,236
Net cash used in operating activities	(327,906)	(903,189)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(175,087,501)	0
Net cash used in investing activities	(175,087,501)	0
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	169,050,000	0
Proceeds from sale of Private Placement Warrants	8,037,500	0
Repayment of promissory note - related party	(64,126)	0
Payments of offering costs	(129,039)	0
Net cash provided by financing activities	176,894,335	0
Net Change in Cash	1,478,928	(903,189)
Cash - Beginning	0	1,478,928
Cash - Ending	1,478,928	575,739
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	175,087,500	0
Deferred underwriting fee payable	6,037,500	0
Payment of offering costs through promissory note	64,126	0
Offering costs included in accrued offering costs	350,000	0
Offering costs paid by Sponsor in exchange for issuance of founder shares	$ 20,000	$ 0